Segment Reporting	6 Months Ended
Jun. 30, 2018
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Segment Reporting
5.	SEGMENT REPORTING

Segment information is presented by geographical segments, consistent with the information that is available and evaluated regularly by the chief operating decision maker. AB InBev operates its business through seven business segments. Regional and operating company management is responsible for managing performance, underlying risks, and effectiveness of operations. Internally, AB InBev’s management uses performance indicators such as normalized profit from operations (normalized EBIT) and normalized EBITDA as measures of segment performance and to make decisions regarding allocation of resources.

The company’s six geographic regions: North America, Latin America West, Latin America North, Latin America South, EMEA and Asia Pacific, plus its Global Export and Holding Companies comprise the company’s seven reportable segments for financial reporting purposes.

The results of the former SAB Central and Eastern European Business were reported as “Results from discontinued operations” until the completion of the disposal that took place on 31 March 2017. The results of Distell were reported as share of results of associates until the completion of the sale that occurred on 12 April 2017, and accordingly, are excluded from normalized EBIT and EBITDA. Furthermore, the company stopped consolidating CCBA in its consolidated financial statements as from the completion of the CCBA disposal on 4 October 2017 and, following the completion of the 50:50 merger of AB InBev’s and Anadalu Efes’ existing Russia and Ukraine businesses on 30 March 2018, AB InBev stopped consolidating its Russia and Ukraine businesses and accounts for its investment in AB InBev Efes as results of associates as of that date.

All figures in the tables below are stated in million US dollar, except volume (million hls) and Normalized EBITDA margin (in %). The information presented is for the six-month period ended 30 June 2018 and 2017, except for segment assets (non-current) with comparatives at 31 December 2017.

SEGMENT REPORTING

	North America		Latin America West		Latin America North		Latin America South		EMEA		Asia Pacific		Global Export and holding companies		Consolidated
	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017
Volume	55	57	57	53	54	57	17	16	42	70	54	53	0	1	279	306
Revenue	7 641	7 786	4 828	4 259	4 335	4 365	1 629	1 523	4 095	5 145	4 367	3 856	193	170	27 087	27 104
Normalized EBITDA	2 970	3 149	2 349	1 998	1 801	1 699	735	666	1 413	1 489	1 617	1 412	(326)	(250)	10 557	10 162
Normalized EBITDA margin %	38.9%	40.4%	48.7%	46.9%	41.5%	38.9%	45.1%	43.7%	34.5%	28.9%	37.0%	36.6%	0	—	39.0%	37.5%
Depreciation, amortization and impairment	(391)	(404)	(323)	(302)	(392)	(406)	(106)	(101)	(405)	(408)	(359)	(360)	(137)	(127)	(2 113)	(2 103)
Normalized profit from operations (EBIT)	2 578	2 744	2 026	1 695	1 409	1 292	629	565	1 007	1 081	1 258	1 059	(463)	(378)	8 444	8 059
Exceptional items (refer Note 7)	0	30	(68)	(72)	19	(9)	(26)	(10)	(49)	(85)	(15)	(37)	(59)	(104)	(196)	(287)
Profit from operations (EBIT)	2 578	2 774	1 958	1 623	1 428	1 283	603	555	959	996	1 244	1 022	(522)	(482)	8 248	7 773
Net finance income/(cost)	0		0		0		0		0		0		0		(3 310)	(3 331)
Share of results of associates and joint ventures	0		0		0		0		0		0		0		93	124
Income tax expense	0		0		0		0		0		0		0		(1 436)	(994)
Profit from continuing operations	0		0		0		0		0		0		0		3 595	3 572
Discontinued operations	0		0		0		0		0		0		0		0	28
Profit/(loss)	0		0		0		0		0		0		0		3 595	3 600
Segment assets (non-current)	63 425	63 045	71 503	71 219	12 110	13 756	2 104	2 396	43 412	45 920	23 075	24 088	1 325	1 741	216 954	222 166
Gross capex	558	252	460	326	262	269	97	109	492	408	253	259	68	75	2 190	1 698

For the period ended 30 June 2018, net revenue from the beer business amounted to 24 886m US dollar (30 June 2017: 23 695m US dollar) while the net revenue from the non-beer business (soft drinks and other business) accounted for 2 201m US dollar (30 June 2017: 3 409m US dollar).